Investments in Subsidiaries - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended
	Nov. 30, 2022 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations			¥ 4,934.6	$ 694.7		¥ 3,713.3
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Cash consideration			¥ 34.0	$ 241.7
Yuchai Xin-Lan [member]
Disclosure of subsidiaries [line items]
Cash consideration	¥ 50.0	¥ 20.0			$ 2.8
Percent of shareholding in subsidiary	69.50%	67.00%